Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 28, 2012
Registrant Name	dei_EntityRegistrantName	ANCHOR SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000726735
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2012